ING VARIABLE PORTFOLIOS, INC.

ING U.S. Bond Index Portfolio

(the "Portfolio")

Supplement dated February 1, 2012

to the Portfolio's current Prospectuses each dated April 29, 2011

(each a "Prospectus" and collectively "Prospectuses")

On December 15, 2011 the Portfolio's Board of Directors ("Board") approved a change with respect to the Portfolio's sub-adviser from Neuberger Berman Fixed Income LLC to ING Investment Management Co. LLC ("ING IM") with related changes to the advisory fee payable to ING Investments, LLC (the "Adviser"). There are no proposed changes to the Portfolio's current investment objective or strategy.

2.	Effective on or about March 1, 2012, the Portfolio's prospectuses will be revised as follows:

a.

The table and accompanying footnotes in the section entitled "Fees and Expenses of the Portfolio – Annual Operating Expenses" of the Portfolio's Class ADV Prospectuses is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fee	0.28%
Distribution and/or Shareholder Service (12b-1) Fees	0.50%
Administrative Service Fees	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[2]	0.93%
Waivers and Reimbursements [3]	0.00%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.93%

1	Expense ratios have been adjusted to reflect current contractual rates.
2

Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.95% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

b.	The table in the section entitled "Fees and Expenses of the Portfolio – Expense Examples" of the Portfolio's Class ADV Prospectuses is hereby deleted and replaced with the following:

	$000,00	$000,00	$000,00	$000,00	$000,00
Class		1 Yr	3 Yrs	5 Yrs	10 Yrs

ADV		$95	296	515	1,143

c.

The table and accompanying footnotes in the section entitled "Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses" of the Portfolio's Class I Prospectuses is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.28%
Distribution and/or Shareholder Service (12b-1) Fees	None
Administrative Service Fees	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[2]	0.43%
Waivers and Reimbursements [3]	0.00%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.43%

[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]

Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

[3]

The adviser is contractually obligated to limit expenses to 0.45% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

d.	The table in the section entitled "Fees and Expenses of the Portfolio – Expense Example" of the Portfolio's Class I Prospectuses is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$44	138	241	542

e.

The table and accompanying footnotes in the section entitled "Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses" of the Portfolio's Class S Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	S
Management Fee	0.28%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%
Administrative Service Fees	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[2]	0.68%
Waivers and Reimbursements [3]	0.00%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.68%

1	Expense ratios have been adjusted to reflect current contractual rates.
2

Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.70% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

f.	The table in the section entitled "Fees and Expenses of the Portfolio – Expense Example" of the Portfolio's Class S Prospectuses is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$69	218	379	847

g.

The table and accompanying footnotes in the section entitled "Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses" of the Portfolio's Class S2 Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	S2
Management Fee	0.28%
Distribution and/or Shareholder Service (12b-1) Fees	0.50%
Administrative Service Fees	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[2]	0.93%
Waivers and Reimbursements [3]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.83%

1	Expense ratios have been adjusted to reflect current contractual rates.
2

Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.85% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will continue only if the distributor elects to renew it.

h.	The table in the section entitled "Fees and Expenses of the Portfolio – Expense Example" of the Portfolio's Class S2 Prospectuses is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$85	279	498	1,127

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE